UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-23211

Registrant Name:	PIMCO Flexible Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Flexible Credit Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 9.4%
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		$549	$550
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		10	10
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		100	101
Centene Corp.
TBD% due 09/13/2018		400	400
Community Health Systems, Inc.
4.734% due 12/31/2019		200	196
4.984% due 01/27/2021		100	96
Crown Americas LLC
TBD% due 01/29/2025		50	51
Diamond Resorts Corp.
6.377% due 08/11/2023		1,995	2,010
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		4,312	4,487
Dubai World
TBD% due 09/30/2022		9,300	8,913
ExGen Texas Power LLC
TBD% due 09/18/2021 «		3,000	1,860
Frontier Communications Corp.
5.630% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,094	1,082
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		2,750	2,198
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		20	20
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		4	4
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		50	48
Petrobras Netherlands BV
TBD% due 02/01/2025 «		2,000	1,989
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		100	100
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		3,829	3,865
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		3,460	3,529
Silicon Valley
1.000% due 11/09/2024 «(k)		7,900	7,900
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		100	101
SS&C Technologies, Inc.
TBD% due 02/28/2025		300	302
Syniverse Holdings, Inc.
6.718% due 03/09/2023		10	10
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	100	123
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		$17	17
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		100	100

Total Loan Participations and Assignments (Cost $39,929)			40,062

CORPORATE BONDS & NOTES 53.4%
BANKING & FINANCE 23.2%
Ally Financial, Inc.
8.000% due 11/01/2031 (m)		480	588
Ambac LSNI LLC
6.811% due 02/12/2023 ~		850	861
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	7,030	10,159
Assurant, Inc.
4.200% due 09/27/2023		$38	38
Athene Holding Ltd.
4.125% due 01/12/2028		24	23
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		1,347	1,338
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		110	109

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)	EUR	600	801
Banco Santander S.A.
6.250% due 09/11/2021 •(i)		2,900	3,940
Bank of America Corp.
5.875% due 03/15/2028 •(i)		$273	275
Bank of Ireland
7.375% due 06/18/2020 •(i)	EUR	200	273
Barclays PLC
3.250% due 01/17/2033	GBP	100	136
5.875% due 09/15/2024 •(i)		1,400	1,960
6.500% due 09/15/2019 •(i)(j)	EUR	200	262
7.250% due 03/15/2023 •(i)(m)	GBP	5,225	7,855
7.875% due 09/15/2022 •(i)(m)		2,000	3,064
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$77	78
Brookfield Finance, Inc.
3.900% due 01/25/2028		42	41
4.700% due 09/20/2047		36	35
CIT Group, Inc.
4.125% due 03/09/2021		38	38
5.250% due 03/07/2025		34	35
Credit Agricole S.A.
7.500% due 06/23/2026 •(i)(m)	GBP	480	779
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	6	7
Equinix, Inc.
2.875% due 03/15/2024		100	122
2.875% due 02/01/2026		1,010	1,186
Farringdon Mortgages
4.280% due 07/15/2047	GBP	5,675	5,312
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		$26	26
HSBC Holdings PLC
6.250% due 03/23/2023 •(i)(j)		220	223
6.500% due 03/23/2028 •(i)(j)		340	347
Hunt Cos., Inc.
6.250% due 02/15/2026		14	14
Iron Mountain, Inc.
5.250% due 03/15/2028		2	2
iStar, Inc.
4.625% due 09/15/2020		3	3
5.250% due 09/15/2022		10	10
Jefferies Finance LLC
6.875% due 04/15/2022		3,800	3,781
7.375% due 04/01/2020 (m)		1,700	1,725
7.500% due 04/15/2021 (m)		840	854
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		42	42
Life Storage LP
3.875% due 12/15/2027		10	10
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(i)(j)	GBP	200	314
7.875% due 06/27/2029 •(i)(m)		4,780	8,107
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$200	203
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (d)	EUR	465	598
MetLife, Inc.
5.875% due 03/15/2028 •(i)		$100	102
Nationwide Building Society
10.250% ~(i)	GBP	36	7,817
Navient Corp.
6.500% due 06/15/2022		$50	52
6.625% due 07/26/2021 (m)		1,030	1,074
7.250% due 01/25/2022		170	180
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (m)		1,494	1,543
Physicians Realty LP
3.950% due 01/15/2028		21	20
Provident Funding Associates LP
6.375% due 06/15/2025		3	3
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		2,460	2,683
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 •(i)(j)(m)		525	577
8.625% due 08/15/2021 •(i)(j)(m)		2,000	2,177
Santander Holdings USA, Inc.
3.400% due 01/18/2023		24	23
4.400% due 07/13/2027		8	8
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(m)	GBP	4,330	6,607
7.375% due 06/24/2022 •(i)(m)		3,080	4,716
Springleaf Finance Corp.
5.250% due 12/15/2019		$17	17
5.625% due 03/15/2023 (m)		500	492

6.000% due 06/01/2020 (m)		170	176
6.125% due 05/15/2022		41	42
6.875% due 03/15/2025		200	201
7.750% due 10/01/2021		300	326
8.250% due 12/15/2020		10	11
8.250% due 10/01/2023 (m)		1,000	1,085
Starwood Property Trust, Inc.
4.750% due 03/15/2025		25	24
Stearns Holdings LLC
9.375% due 08/15/2020 (m)		3,401	3,478
Stichting AK Rabobank Certificaten
6.500% (i)(m)	EUR	1,177	1,776
STORE Capital Corp.
4.500% due 03/15/2028		$24	24
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	97	154
5.661% due 10/13/2041		99	159
5.744% due 04/13/2040		110	179
5.801% due 10/13/2040 (m)		461	758
Vici Properties LLC
8.000% due 10/15/2023		$52	58
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(i)(j)(m)	GBP	4,370	6,520

			98,636

INDUSTRIALS 26.1%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$10	10
Altice Financing S.A.
6.625% due 02/15/2023 (m)		2,000	1,985
Altice France S.A.
5.375% due 05/15/2022	EUR	4,940	6,207
5.625% due 05/15/2024		450	563
7.375% due 05/01/2026 (m)		$2,050	1,960
Altice Luxembourg S.A.
7.250% due 05/15/2022 (m)	EUR	800	959
7.750% due 05/15/2022 (m)		$500	466
American Woodmark Corp.
4.875% due 03/15/2026		8	8
Andeavor Logistics LP
3.500% due 12/01/2022		4	4
4.250% due 12/01/2027		6	6
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)		75	76
4.375% due 04/15/2038 (c)		72	73
4.600% due 04/15/2048 (c)		59	61
4.750% due 04/15/2058 (c)		91	93
Aramark Services, Inc.
5.000% due 02/01/2028		24	24
Atrium Windows & Doors, Inc.
7.750% due 05/01/2019 (m)		3,125	3,152
Ball Corp.
4.875% due 03/15/2026		44	44
Berry Global, Inc.
4.500% due 02/15/2026		36	34
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		8,430	8,462
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(m)		1,094	1,095
Campbell Soup Co.
2.645% due 03/16/2020 ~		90	90
2.775% due 03/15/2021 ~		60	60
3.300% due 03/15/2021		70	70
3.650% due 03/15/2023		90	90
3.950% due 03/15/2025		70	70
4.150% due 03/15/2028		90	89
4.800% due 03/15/2048		20	20
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)		18	18
Charter Communications Operating LLC
4.200% due 03/15/2028		27	26
Cheniere Energy Partners LP
5.250% due 10/01/2025		5	5
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		12	12
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		8,600	8,041
6.250% due 03/31/2023 (m)		2,100	1,945
Coty, Inc.
6.500% due 04/15/2026 (c)		80	81
Crown Americas LLC
4.750% due 02/01/2026		24	23
CVS Health Corp.
2.687% due 03/09/2020 ~		70	70
3.125% due 03/09/2020		120	120

3.350% due 03/09/2021		100	101
3.700% due 03/09/2023		310	311
4.100% due 03/25/2025		190	191
4.300% due 03/25/2028		250	252
4.780% due 03/25/2038		60	61
5.050% due 03/25/2048		90	95
DAE Funding LLC
4.000% due 08/01/2020		10	10
4.500% due 08/01/2022		60	57
5.000% due 08/01/2024		250	237
Discovery Communications LLC
3.950% due 03/20/2028		9	9
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		80	80
Ensco PLC
7.750% due 02/01/2026		4	4
Exela Intermediate LLC
10.000% due 07/15/2023		13	13
Fresh Market, Inc.
9.750% due 05/01/2023		50	29
Frontier Finance PLC
8.000% due 03/23/2022	GBP	5,400	7,761
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$10,075	9,791
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		18	18
Hologic, Inc.
4.375% due 10/15/2025		13	13
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		3,600	2,875
9.000% due 03/01/2021 ^(e)		4,862	3,862
9.000% due 09/15/2022 ^(e)		855	680
10.625% due 03/15/2023 ^(e)		780	618
11.250% due 03/01/2021 ^(e)		100	80
IHS Markit Ltd.
4.000% due 03/01/2026		2	2
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		2,230	1,812
7.250% due 10/15/2020 (m)		8,075	7,510
9.750% due 07/15/2025		12	11
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		30	30
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (m)		10,941	10,832
IRB Holding Corp.
6.750% due 02/15/2026		12	12
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		600	571
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		14	14
Meredith Corp.
6.875% due 02/01/2026		26	27
Netflix, Inc.
4.875% due 04/15/2028		8	8
OI European Group BV
4.000% due 03/15/2023		11	11
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021 (m)		817	778
4.500% due 03/15/2023		540	513
5.250% due 08/15/2022 (m)		6,847	6,734
5.500% due 02/15/2024 (m)		2,624	2,552
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		440	123
6.000% due 05/16/2024 ^(e)		650	180
6.000% due 11/15/2026 ^(e)		430	118
Petroleos Mexicanos
6.500% due 03/13/2027		40	43
6.750% due 09/21/2047		30	30
PetSmart, Inc.
5.875% due 06/01/2025		9	7
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		140	140
Pitney Bowes, Inc.
4.700% due 04/01/2023		8	8
Ply Gem Industries, Inc.
6.500% due 02/01/2022 (m)		8,700	8,974
Radiate Holdco LLC
6.875% due 02/15/2023		30	29
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		30	30
Spirit Issuer PLC
3.392% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	60	83
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		$200	202

5.152% due 09/20/2029		200	202
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023 (m)		3,400	3,599
Standard Industries, Inc.
4.750% due 01/15/2028		36	34
Sunoco LP
4.875% due 01/15/2023		34	33
T-Mobile USA, Inc.
4.750% due 02/01/2028		24	23
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	200	247
4.500% due 03/01/2025		100	124
6.000% due 04/15/2024		$200	194
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		18	17
Tronox, Inc.
6.500% due 04/15/2026 (c)		46	46
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	755	1,179
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
9.250% due 04/01/2026		14	14
ViaSat, Inc.
5.625% due 09/15/2025		18	17
Viking Cruises Ltd.
5.875% due 09/15/2027		18	17
VOC Escrow Ltd.
5.000% due 02/15/2028		42	40
Vrio Finco 1 LLC
6.875% due 04/04/2028 (c)		380	384
Western Digital Corp.
4.750% due 02/15/2026		152	152
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		22	22

			111,002

UTILITIES 4.1%
AT&T, Inc.
2.850% due 02/14/2023		30	30
3.400% due 08/14/2024		60	60
3.900% due 08/14/2027		60	61
4.900% due 08/14/2037		56	57
5.150% due 02/14/2050		84	85
5.300% due 08/14/2058		26	26
Calpine Corp.
5.250% due 06/01/2026		8	8
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)(m)		1,013	1,094
Frontier Communications Corp.
8.500% due 04/01/2026		100	97
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,335	1,308
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		9,245	8,945
Petrobras Global Finance BV
5.299% due 01/27/2025		5	5
5.999% due 01/27/2028 (m)		207	205
6.125% due 01/17/2022 (m)		729	781
6.250% due 12/14/2026 (m)	GBP	1,220	1,836
7.375% due 01/17/2027		$2,329	2,526
Sprint Capital Corp.
6.900% due 05/01/2019		5	5
Sprint Corp.
7.625% due 03/01/2026		169	165

			17,294

Total Corporate Bonds & Notes (Cost $223,115)			226,932

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Caesars Entertainment Corp.
5.000% due 10/01/2024		971	1,697

Total Convertible Bonds & Notes (Cost $1,822)			1,697

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		10	10

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		5	5

			15

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		195	201

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		1,200	73
7.467% due 06/01/2047		70	69

			142

Total Municipal Bonds & Notes (Cost $347)			358

U.S. GOVERNMENT AGENCIES 6.5%
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(h)(m)		35,798	16,902
0.000% due 04/25/2046 (b)(h)		159	134
0.100% due 02/25/2046 - 11/25/2050 (a)		184,372	646
0.100% due 11/25/2050 (a)(m)		285,764	1,666
2.011% due 11/25/2045 ~(a)		24,637	3,717
11.420% (LIBOR01M + 9.750%) due 12/25/2045 ~(m)		4,428	4,344

Total U.S. Government Agencies (Cost $28,062)			27,409

NON-AGENCY MORTGAGE-BACKED SECURITIES 44.8%
Adjustable Rate Mortgage Trust
2.412% (US0001M + 0.540%) due 02/25/2036 ~		78	62
3.022% (US0001M + 1.150%) due 01/25/2035 ~(m)		4,843	4,228
3.672% (US0001M + 1.800%) due 02/25/2035 ~		1,841	1,532
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		977	921
Banc of America Commercial Mortgage Trust
5.734% due 07/10/2046 ~		566	565
Banc of America Funding Trust
1.832% due 08/25/2047 ^~		3,703	2,835
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.767% due 07/10/2043 ~(m)		3,552	3,242
Banc of America Mortgage Trust
3.774% due 06/25/2034 ~		491	433
Bancorp Commercial Mortgage Trust
5.490% due 08/15/2032 ~		4,100	4,133
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(m)		1,208	1,141
CD Mortgage Trust
5.688% due 10/15/2048		6,607	3,299
Chase Mortgage Finance Trust
3.580% due 03/25/2037 ^~		132	132
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.242% (LIBOR01M + 0.370%) due 01/25/2036 ~		6,432	4,412
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~		106	82
5.612% due 12/10/2049 ~(m)		1,470	1,129
Citigroup Mortgage Loan Trust
3.456% due 11/25/2036 ~		800	591
Commercial Mortgage Asset Trust
6.250% due 01/17/2032 (m)		489	495
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~		6,938	4,283
Commercial Mortgage Trust
1.243% due 10/10/2048 ~(a)		28,636	2,095
5.658% due 06/10/2046 ~		56	42
Countrywide Alternative Loan Trust
2.062% (US0001M + 0.190%) due 07/25/2046 ^~(m)		4,738	3,973
2.082% (US0001M + 0.210%) due 05/25/2047 ~		11,642	6,806
2.223% (12MTA + 0.940%) due 06/25/2046 ~(m)		4,446	3,907
Countrywide Home Loan Mortgage Pass-Through Trust
2.572% (US0001M + 0.700%) due 05/25/2035 ~(m)		17,213	12,394
3.619% due 09/20/2036 ~		206	171
Credit Suisse Commercial Mortgage Trust
5.568% due 09/15/2039 ~(m)		3,500	3,509
5.869% due 09/15/2040 ~		75	73
Credit Suisse First Boston Mortgage Securities Corp.
4.981% due 07/15/2037 ~		180	148
5.100% due 08/15/2038 ~(m)		3,600	3,483
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~		4,400	3,872
Eurosail PLC
0.513% (EUR003M + 0.840%) due 03/13/2045 ~	EUR	250	239
1.954% (BP0003M + 1.350%) due 06/13/2045 ~	GBP	5,421	5,714
4.604% (BP0003M + 4.000%) due 06/13/2045 ~		1,781	2,204

Fremont Home Loan Trust
3.972% (US0001M + 2.100%) due 01/25/2034 ~		$1,239	1,067
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	166	184
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(m)		$7,420	6,503
GSMSC Resecuritization Trust
4.618% due 09/26/2037 ~		32,617	13,444
HarborView Mortgage Loan Trust
2.468% (US0001M + 0.660%) due 03/19/2035 ~		5,793	4,131
JPMorgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	3,738
5.204% due 10/15/2032 ~		7,300	6,989
5.393% due 07/15/2041 ~		1,650	385
5.411% due 05/15/2047		3,700	2,719
5.623% due 05/12/2045 (m)		5,774	5,378
JPMorgan Mortgage Trust
3.430% due 06/25/2036 ~		23	22
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		180	182
5.407% due 11/15/2038		8,588	6,625
5.612% due 02/15/2040 ~(m)		2,400	2,402
6.319% due 04/15/2041 ~		5,489	3,209
Morgan Stanley Capital Trust
6.124% due 08/12/2041 ~		260	244
Morgan Stanley Resecuritization Trust
3.352% due 06/26/2046 ~		7,316	5,387
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		112	97
Motel 6 Trust
8.703% due 08/15/2019 ~(m)		1,481	1,503
Natixis Commercial Mortgage Securities Trust
3.800% due 11/15/2034 ~		3,230	3,246
5.588% due 11/15/2034 ~		792	794
Nomura Resecuritization Trust
4.654% due 07/26/2035 ~		262	206
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		323	304
Structured Adjustable Rate Mortgage Loan Trust
2.402% (US0001M + 0.530%) due 12/25/2034 ~(m)		1,830	1,443
2.522% (US0001M + 0.650%) due 10/25/2035 ~		5,351	4,085
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 09/25/2047 ^~(m)		4,478	4,298
TBW Mortgage-Backed Trust
6.330% due 09/25/2036		5,000	2,021
VMC Finance LLC
5.177% due 04/15/2035 ~(m)		13,747	13,934
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~		2,200	2,230
5.720% due 10/15/2048 ~		2,500	2,559
5.750% due 04/15/2047 ~		448	456
5.810% due 04/15/2047 ~		1,345	1,365
WaMu Mortgage Pass-Through Certificates Trust
2.877% (US0001M + 1.005%) due 07/25/2045 ~(m)		8,470	6,638
3.067% due 05/25/2035 ~		732	380
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		14	14

Total Non-Agency Mortgage-Backed Securities (Cost $186,982)			190,327

ASSET-BACKED SECURITIES 30.5%
Accredited Mortgage Loan Trust
6.000% due 10/25/2034		1,863	1,712
ACE Securities Corp. Home Equity Loan Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~		553	544
2.832% (US0001M + 0.960%) due 08/25/2035 ~		4,500	2,158
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.022% (US0001M + 3.150%) due 09/25/2034 ~		638	597
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		8,579	7,462
Arbor Realty Commercial Real Estate Notes Ltd.
6.277% (US0001M + 4.500%) due 04/15/2027 ~		100	103
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~		314	248
Banco Bilbao Vizcaya Argentaria, S.A.
0.321% (EUR003M + 0.650%) due 03/22/2046 «~	EUR	1,500	1,379
Bear Stearns Asset-Backed Securities Trust
7.872% (US0001M + 6.000%) due 06/25/2034 ~		$978	774
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		96,561	1,178
Bombardier Capital Mortgage Securitization Corp.
7.850% due 12/15/2029 ~		4,074	1,787
BSPRT Issuer Ltd.
6.027% (US0001M + 4.250%) due 06/15/2027 ~		1,100	1,114
Cedar Funding CLO Ltd.
0.000% due 04/20/2031 «~(c)		12,000	10,805

Citigroup Mortgage Loan Trust, Inc.
3.012% (US0001M + 1.140%) due 02/25/2035 ~		372	344
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,903	1,818
Coronado CDO Ltd.
3.525% (US0003M + 1.500%) due 09/04/2038 ~		2,800	1,988
6.000% due 09/04/2038		400	325
Countrywide Asset-Backed Certificates
2.307% (US0001M + 0.435%) due 01/25/2045 ~		3,400	2,808
2.312% (US0001M + 0.440%) due 06/25/2036 ~		3,100	1,232
2.512% (US0001M + 0.640%) due 02/25/2036 ~		2,390	1,650
Countrywide Asset-Backed Certificates Trust
3.822% (US0001M + 1.950%) due 08/25/2035 ~		195	194
3.972% (US0001M + 2.100%) due 08/25/2035 ~		3,531	2,428
Crecera Americas LLC
0.000% due 08/31/2020 ~		1,800	1,802
Delta Funding Home Equity Loan Trust
8.100% due 01/15/2030		4,463	3,585
Emerald Aviation Finance Ltd.
6.350% due 10/15/2038		747	747
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~		205	170
GSAMP Trust
3.122% (US0001M + 1.250%) due 03/25/2034 ^~(m)		5,831	4,769
3.522% (US0001M + 1.650%) due 08/25/2034 ~		286	284
3.597% (US0001M + 1.725%) due 08/25/2034 ~		2,485	2,363
3.622% (US0001M + 1.750%) due 12/25/2034 ~		6,334	3,810
HART, Inc.
0.010% due 12/15/2022 «		4,000	3,564
Hout Bay Corp.
1.936% (LIBOR01M + 0.250%) due 07/05/2041 ~		677	211
LNR CDO Ltd.
2.157% (LIBOR01M + 0.280%) due 02/28/2043 ~(m)		9,639	6,992
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 02/25/2036 ~		185	157
2.787% (US0001M + 0.915%) due 08/25/2035 ~		1,500	1,334
2.997% (US0001M + 1.125%) due 06/25/2035 ~		3,580	2,229
MASTR Asset-Backed Securities Trust
7.722% (US0001M + 5.850%) due 12/25/2032 ~		721	516
Morgan Stanley ABS Capital, Inc. Trust
1.942% (US0001M + 0.070%) due 10/25/2036 ~		302	195
Morgan Stanley Home Equity Loan Trust
2.937% (US0001M + 1.065%) due 05/25/2035 ~		5,759	3,680
N-Star REL CDO Ltd.
2.307% (LIBOR01M + 0.420%) due 02/01/2041 ~		2,900	2,809
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 11/25/2035 ~		16,000	7,332
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.342% (US0001M + 1.470%) due 01/25/2035 ~		630	532
Sapphire Aviation Finance Ltd.
5.926% due 03/15/2040 «(m)		10,000	10,016
Securitized Asset-Backed Receivables LLC Trust
2.847% (US0001M + 0.975%) due 04/25/2035 ~		3,451	2,515
SG Mortgage Securities Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~(m)		6,279	4,236
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		6	9,377
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	1,685
0.000% due 09/25/2040 «(h)		4,400	2,552
Summer Street Ltd.
1.758% (US0003M + 0.250%) due 12/06/2045 ~		21,244	9,043
Wells Fargo Home Equity Asset-Backed Securities Trust
4.422% (US0001M + 2.550%) due 11/25/2035 ~		250	189

Total Asset-Backed Securities (Cost $130,100)			129,342

SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	2,680	2,285
3.875% due 01/15/2022		200	253
7.820% due 12/31/2033		4,116	5,729
22.844% (BADLARPP) due 10/04/2022 ~	ARS	3,184	263
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		18,296	934
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		200	10
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		700	36
27.250% due 06/21/2020 ~		110,807	5,859
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2	3
6.350% due 11/30/2041		450	708
Paraguay Government International Bond
5.600% due 03/13/2048		$200	204
Peru Government International Bond
6.150% due 08/12/2032	PEN	260	89
6.350% due 08/12/2028		360	125
8.200% due 08/12/2026		370	143

Ukraine Government International Bond
7.750% due 09/01/2026		$1,400	1,436
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		85	25
8.250% due 10/13/2024 ^(e)		650	196
9.250% due 09/15/2027 ^(e)		65	21

Total Sovereign Issues (Cost $18,593)			18,319

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (f)		201,318	2,265

ENERGY 0.4%
Ocean Rig UDW, Inc. (f)		71,279	1,798

Total Common Stocks (Cost $4,198)			4,063

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (l) 6.3%			26,749

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	2,500	110
25.700% due 07/18/2018		4,900	227
26.100% due 05/16/2018		880	42
26.150% due 05/16/2018		1,300	63
26.400% due 04/18/2018 - 05/16/2018		1,600	78
26.450% due 04/18/2018		1,052	52

			572

ARGENTINA TREASURY BILLS 0.1%
8.613% due 09/14/2018 (g)(h)		12,440	599

U.S. TREASURY BILLS 0.2%
1.701% due 04/19/2018 (g)(h)(p)		$665	665

Total Short-Term Instruments (Cost $28,623)			28,585

Total Investments in Securities (Cost $661,771)			667,094

Total Investments 157.1% (Cost $661,771)			$667,094
Financial Derivative Instruments (n)(o) 0.1% (Cost or Premiums, net $(1,626))			286
Other Assets and Liabilities, net (57.2)%			(242,633)

Net Assets 100.0%			$424,747

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Silicon Valley	1.000%	11/09/2024	01/09/2018	$7,900	$7,900	1.86%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.950%	03/29/2018	04/02/2018	$15,500	Ginnie Mae 3.000% due 12/20/2045	$(16,065)	$15,500	$15,504
FICC	1.250	03/29/2018	04/02/2018	11,249	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(11,475)	11,249	11,250

Total Repurchase Agreements						$(27,540)	$26,749	$26,754

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.750%	03/26/2018	TBD	(3)		$(5,290)	$(5,291)
	2.760	01/26/2018	04/26/2018			(5,287)	(5,314)
	2.789	02/02/2018	05/02/2018			(14,844)	(14,912)
	2.809	01/11/2018	04/11/2018			(4,935)	(4,966)
	2.820	02/13/2018	05/14/2018			(4,242)	(4,258)
BPS	3.202	03/23/2018	06/22/2018			(8,300)	(8,307)
BRC	(0.200)	03/05/2018	04/05/2018		EUR	(697)	(857)
	(0.200)	04/05/2018	05/07/2018			(704)	(866)
	2.300	02/09/2018	05/09/2018			$(920)	(923)
GSC	2.815	03/13/2018	04/12/2018			(5,357)	(5,365)
JPS	2.900	02/08/2018	05/08/2018			(10,998)	(11,045)
MSB	3.187	02/05/2018	02/05/2019			(1,040)	(1,045)
NOM	2.250	01/22/2018	04/20/2018			(7,767)	(7,801)
	2.250	02/12/2018	04/20/2018			(1,015)	(1,018)
	2.470	03/14/2018	04/16/2018			(8,866)	(8,878)
RCY	3.280	02/12/2018	08/13/2018			(6,251)	(6,279)
	3.280	02/28/2018	05/29/2018			(2,537)	(2,545)
	3.450	03/12/2018	09/12/2018			(839)	(841)
RTA	2.728	03/21/2018	06/21/2018			(1,469)	(1,470)
	2.778	03/06/2018	09/06/2018			(2,191)	(2,196)
	2.814	10/31/2017	05/01/2018			(2,497)	(2,527)
	3.080	10/31/2017	TBD	(3)		(2,345)	(2,357)
	3.428	03/21/2018	06/21/2018			(2,225)	(2,228)
SOG	2.250	01/24/2018	04/24/2018			(2,335)	(2,345)
	2.260	01/25/2018	04/25/2018			(5,632)	(5,656)
	2.290	02/08/2018	05/08/2018			(3,605)	(3,617)
	2.330	02/15/2018	05/15/2018			(13,134)	(13,173)
	2.350	03/02/2018	06/04/2018			(2,193)	(2,197)
	2.370	03/05/2018	06/06/2018			(307)	(308)
	2.440	03/14/2018	06/14/2018			(1,126)	(1,127)
	2.580	03/27/2018	06/26/2018			(5,138)	(5,140)
	2.710	01/29/2018	04/27/2018			(6,264)	(6,294)
	2.956	03/01/2018	06/01/2018			(2,968)	(2,976)
	3.039	03/12/2018	06/12/2018			(8,612)	(8,627)
	3.256	02/28/2018	08/28/2018			(3,187)	(3,196)
UBS	0.100	03/07/2018	04/09/2018		EUR	(1,174)	(1,445)
	0.750	01/12/2018	04/12/2018		GBP	(2,391)	(3,360)
	0.750	01/25/2018	04/25/2018			(871)	(1,224)
	0.750	01/29/2018	04/30/2018			(698)	(980)
	0.750	02/02/2018	04/04/2018			(610)	(857)
	0.750	02/02/2018	05/02/2018			(2,821)	(3,963)
	0.750	03/05/2018	04/05/2018			(2,115)	(2,969)
	0.750	03/07/2018	04/09/2018			(4,504)	(6,323)
	0.800	01/29/2018	04/30/2018			(460)	(647)
	0.800	03/12/2018	04/12/2018			(6,945)	(9,748)
	0.800	04/05/2018	05/08/2018			(2,036)	(2,856)
	1.000	02/02/2018	05/02/2018			(1,696)	(2,383)
	2.300	01/08/2018	04/09/2018			$(1,848)	(1,858)
	2.320	02/01/2018	04/30/2018			(4,102)	(4,118)
	2.570	03/01/2018	06/01/2018			(2,405)	(2,410)
	2.870	03/01/2018	06/01/2018			(2,109)	(2,114)

Total Reverse Repurchase Agreements							$(203,200)

(m)	Securities with an aggregate market value of $242,166 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(97,531) at a weighted average interest rate of 2.179%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.992%	$1,770	$230	$53	$283	$2	$0
Ally Financial, Inc.	5.000	Quarterly	12/20/2022	1.219	285	49	(1)	48	0	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	8.984	1,600	(59)	(61)	(120)	0	(1)
Navient Corp.	5.000	Quarterly	06/20/2022	2.285	1,900	155	46	201	0	(1)

						$375	$37	$412	$2	$(2)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2022		$48,100	$(1,542)	$(1,115)	$(2,657)	$16	$0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		21,100	97	(412)	(315)	12	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	(351)	(1,185)	20	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	(82)	(42)	5	0
Pay (4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		69,500	(4,146)	636	(3,510)	155	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		54,200	4,099	153	4,252	0	(318)
Receive (4)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	900	1	1	2	0	(1)
Receive (4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		4,400	(62)	(34)	(96)	0	(6)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	5,790	133	(96)	37	0	(30)

							$(2,214)	$(1,300)	$(3,514)	$208	$(355)

Total Swap Agreements							$(1,839)	$(1,263)	$(3,102)	$210	$(357)

Cash of $5,116 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	ARS	580		$28	$0	$(1)
	04/2018	EUR	269		333	2	0
	04/2018		$53,133	GBP	37,584	0	(403)
	04/2018		799	RUB	46,661	14	0
	05/2018	ARS	650		$32	0	0
	05/2018	GBP	37,584		53,197	402	0
	05/2018		$178	ARS	3,410	0	(13)
BRC	04/2018	ARS	100		$5	0	0
	04/2018	GBP	128		178	0	(2)
	04/2018		$2,870	GBP	2,078	45	0
	04/2018		712	RUB	41,116	4	0
CBK	04/2018	ARS	600		$30	0	0
	04/2018	EUR	633		781	3	0
	04/2018	GBP	39,925		56,160	146	0
	04/2018	RUB	87,777		1,521	0	(8)
	04/2018		$1,519	RUB	87,777	8	0
	05/2018	ARS	230		$11	0	0
	05/2018	NZD	1,043		763	9	0
	05/2018		$594	PEN	1,940	7	0
	05/2018		192	RUB	11,022	0	(1)
	06/2018		430		24,613	0	(3)
FBF	04/2018	ARS	472		$23	0	0
	04/2018		$25,044	EUR	20,221	0	(163)
	05/2018	EUR	20,221		$25,096	163	0
	05/2018		$983	RUB	55,664	0	(17)
GLM	04/2018	EUR	19,588		$24,211	115	(7)
	04/2018		$553	GBP	391	0	(5)
	05/2018	EUR	113		$140	1	0
MSB	05/2018	ARS	82,332		3,926	0	(60)
	05/2018		$833	ARS	15,907	0	(60)
RYL	04/2018	ARS	100		$5	0	0

Total Forward Foreign Currency Contracts						$919	$(743)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	3.565%	$3,100	$190	$(3)	$187	$0
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	1.637	400	(37)	27	0	(10)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	750	60	20	80	0

Total Swap Agreements							$213	$44	$267	$(10)

(p)	Securities with an aggregate market value of $325 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$28,113	$11,949	$40,062
Corporate Bonds & Notes
Banking & Finance	0	98,636	0	98,636
Industrials	0	101,211	9,791	111,002
Utilities	0	17,294	0	17,294
Convertible Bonds & Notes
Industrials	0	1,697	0	1,697
Municipal Bonds & Notes
Illinois	0	15	0	15
Texas	0	201	0	201
West Virginia	0	142	0	142
U.S. Government Agencies	0	27,409	0	27,409
Non-Agency Mortgage-Backed Securities	0	190,230	97	190,327
Asset-Backed Securities	0	89,964	39,378	129,342
Sovereign Issues	0	18,319	0	18,319
Common Stocks
Consumer Discretionary	2,265	0	0	2,265
Energy	1,798	0	0	1,798
Short-Term Instruments
Repurchase Agreements	0	26,749	0	26,749
Short-Term Notes	0	572	0	572
Argentina Treasury Bills	0	599	0	599
U.S. Treasury Bills	0	665	0	665

Total Investments	$4,063	$601,816	$61,215	$667,094

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	210	0	210
Over the counter	0	1,186	0	1,186
	$0	$1,396	$0	$1,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(357)	0	(357)
Over the counter	0	(753)	0	(753)

	$0	$(1,110)	$0	$(1,110)

Total Financial Derivative Instruments	$0	$286	$0	$286

Totals	$4,063	$602,102	$61,215	$667,380

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,950	$0	$0	$0	$(1)	$0	$0	$11,949	$(1)
Corporate Bonds & Notes
Industrials	209	16,992	(106)	4	0	453	0	(7,761)	9,791	(86)
Non-Agency Mortgage-Backed Securities	109	0	(17)	0	2	3	0	0	97	3
Asset-Backed Securities	2,709	36,691	0	55	0	(77)	0	0	39,378	(77)

Totals	$3,027	$65,633	$(123)	$59	$2	$378	$0	$(7,761)	$61,215	$(161)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$7,900	Cost	Cost	100.000
	1,989	Other Valuation Techniques (2)	—	—
	2,060	Third Party Vendor	Broker Quote	62.000 - 100.375
Corporate Bonds & Notes
Industrials	9,791	Reference Instrument	Yield	9.773
Non-Agency Mortgage-Backed Securities	97	Third Party Vendor	Broker Quote	87.250
Asset-Backed Securities	39,378	Proxy Pricing	Base Price	58.010 - 146,750.000

Total	$61,215

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Flexible Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Flexible Credit Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
01/09/2018	$424,747	$7,936	1.9%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	NZD	New Zealand Dollar	RUB	Russian Ruble
EUR	Euro	PEN	Peruvian New Sol	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Credit Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018